Summary of Significant Accounting Policies - Summary of Cash Cash Equivalents and Short Term Investments (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash	$ 21,542,000	$ 11,729,000
Cash equivalents	36,346,000	0
Restricted cash	0	317,000
Total cash and restricted cash	$ 57,888,000	$ 12,046,000